Condensed consolidating financial information - Condensed Consolidated Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Intangible assets	£ 124,013	£ 117,785	£ 12,117
Property, plant and equipment	5,166	4,882	3,661
Investments in associates and joint ventures	1,737
Retirement benefit assets	1,147
Deferred tax assets	344	333
Trade and other receivables	685	756
Investments held at fair value	39
Derivative financial instruments	556	590
Total non-current assets	133,687
Inventories	6,029	5,864
Income tax receivable	74
Trade and other receivables	3,588	4,053
Investments held at fair value	178	65
Derivative financial instruments	179	228
Cash and cash equivalents	2,602	3,291
Total current assets other than non-current assets classified as held for sale	12,650
Assets classified as held-for-sale	5
Total current assets	12,655
Total assets	146,342
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	26,606
Other reserves	(333)
Retained earnings	38,557
Owners of the parent	65,444
Non-controlling interests	244
Total equity	65,688	60,981	8,406	£ 5,032
Liabilities
Borrowings	43,284
Retirement benefit liabilities	1,665	1,821
Deferred tax liabilities	17,776	17,129
Other provisions for liabilities	331	354
Trade and other payables	1,055
Derivative financial instruments	214	79
Total non-current liabilities	64,325
Borrowings	4,225
Income tax payable	853
Other provisions for liabilities	318	399
Trade and other payables	10,631
Derivative financial instruments	302	155
Total current liabilities	16,329
Total equity and liabilities	146,342
Registered BATCAP bonds
Assets
Intangible assets	124,013
Property, plant and equipment	5,166
Investments in associates and joint ventures	1,737
Retirement benefit assets	1,147
Deferred tax assets	344
Trade and other receivables	685
Investments held at fair value	39
Derivative financial instruments	556
Total non-current assets	133,687
Inventories	6,029
Income tax receivable	74
Trade and other receivables	3,588
Investments held at fair value	178
Derivative financial instruments	179
Cash and cash equivalents	2,602
Total current assets other than non-current assets classified as held for sale	12,650
Assets classified as held-for-sale	5
Total current assets	12,655
Total assets	146,342
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	26,606
Other reserves	(333)
Retained earnings	38,557
Owners of the parent	65,444
Non-controlling interests	244
Total equity	65,688
Liabilities
Borrowings	43,284
Retirement benefit liabilities	1,665
Deferred tax liabilities	17,776
Other provisions for liabilities	331
Trade and other payables	1,055
Derivative financial instruments	214
Total non-current liabilities	64,325
Borrowings	4,225
Income tax payable	853
Other provisions for liabilities	318
Trade and other payables	10,631
Derivative financial instruments	302
Total current liabilities	16,329
Total equity and liabilities	146,342
Restatement Adjustments
Assets
Intangible assets		117,785
Property, plant and equipment		4,882
Investments in associates and joint ventures		1,577
Retirement benefit assets		1,123
Deferred tax assets		333
Trade and other receivables		756
Investments held at fair value		42
Derivative financial instruments		590
Total non-current assets		127,088
Inventories		5,864
Income tax receivable		460
Trade and other receivables		4,053
Investments held at fair value		65
Derivative financial instruments		228
Cash and cash equivalents		3,291
Total current assets other than non-current assets classified as held for sale		13,961
Assets classified as held-for-sale		5
Total current assets		13,966
Total assets		141,054
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		26,602
Other reserves		(3,392)
Retained earnings		36,935
Owners of the parent		60,759
Non-controlling interests		222
Total equity		60,981	£ 8,406
Liabilities
Borrowings		44,027
Retirement benefit liabilities		1,821
Deferred tax liabilities		17,129
Other provisions for liabilities		354
Trade and other payables		1,058
Derivative financial instruments		79
Total non-current liabilities		64,468
Borrowings		5,423
Income tax payable		720
Other provisions for liabilities		399
Trade and other payables		8,908
Derivative financial instruments		155
Total current liabilities		15,605
Total equity and liabilities		141,054
Restatement Adjustments | Registered BATCAP bonds
Assets
Intangible assets		117,785
Property, plant and equipment		4,882
Investments in associates and joint ventures		1,577
Retirement benefit assets		1,123
Deferred tax assets		333
Trade and other receivables		756
Investments held at fair value		42
Derivative financial instruments		590
Total non-current assets		127,088
Inventories		5,864
Income tax receivable		460
Trade and other receivables		4,053
Investments held at fair value		65
Derivative financial instruments		228
Cash and cash equivalents		3,291
Total current assets other than non-current assets classified as held for sale		13,961
Assets classified as held-for-sale		5
Total current assets		13,966
Total assets		141,054
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		26,602
Other reserves		(3,392)
Retained earnings		36,935
Owners of the parent		60,759
Non-controlling interests		222
Total equity		60,981
Liabilities
Borrowings		44,027
Retirement benefit liabilities		1,821
Deferred tax liabilities		17,129
Other provisions for liabilities		354
Trade and other payables		1,058
Derivative financial instruments		79
Total non-current liabilities		64,468
Borrowings		5,423
Income tax payable		720
Other provisions for liabilities		399
Trade and other payables		8,908
Derivative financial instruments		155
Total current liabilities		15,605
Total equity and liabilities		141,054
Reportable Legal Entities | BAT p.l.c., Parent guarantor
Assets
Investments in subsidiaries	32,543
Total non-current assets	32,543
Trade and other receivables	7,306
Cash and cash equivalents	6
Total current assets other than non-current assets classified as held for sale	7,312
Total current assets	7,312
Total assets	39,855
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	22,854
Other reserves	204
Retained earnings	11,291
Owners of the parent	34,963
Total equity	34,963
Liabilities
Borrowings	1,571
Other provisions for liabilities	1
Trade and other payables	8
Total non-current liabilities	1,580
Borrowings	2,062
Trade and other payables	1,248
Derivative financial instruments	2
Total current liabilities	3,312
Total equity and liabilities	39,855
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Assets
Investments in subsidiaries	32,543
Total non-current assets	32,543
Trade and other receivables	7,306
Cash and cash equivalents	6
Total current assets other than non-current assets classified as held for sale	7,312
Total current assets	7,312
Total assets	39,855
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	22,854
Other reserves	204
Retained earnings	11,291
Owners of the parent	34,963
Total equity	34,963
Liabilities
Borrowings	1,571
Other provisions for liabilities	1
Trade and other payables	8
Total non-current liabilities	1,580
Borrowings	2,062
Trade and other payables	1,248
Derivative financial instruments	2
Total current liabilities	3,312
Total equity and liabilities	39,855
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments
Assets
Investments in subsidiaries		58,255
Total non-current assets		58,255
Trade and other receivables		7,365
Cash and cash equivalents		5
Total current assets other than non-current assets classified as held for sale		7,370
Total current assets		7,370
Total assets		65,625
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		22,939
Other reserves		805
Retained earnings		36,511
Owners of the parent		60,869
Total equity		60,869
Liabilities
Borrowings		1,571
Trade and other payables		8
Total non-current liabilities		1,579
Borrowings		2,058
Trade and other payables		1,119
Total current liabilities		3,177
Total equity and liabilities		65,625
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments | Registered BATCAP bonds
Assets
Investments in subsidiaries		58,255
Total non-current assets		58,255
Trade and other receivables		7,365
Cash and cash equivalents		5
Total current assets other than non-current assets classified as held for sale		7,370
Total current assets		7,370
Total assets		65,625
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		22,939
Other reserves		805
Retained earnings		36,511
Owners of the parent		60,869
Total equity		60,869
Liabilities
Borrowings		1,571
Trade and other payables		8
Total non-current liabilities		1,579
Borrowings		2,058
Trade and other payables		1,119
Total current liabilities		3,177
Total equity and liabilities		65,625
Reportable Legal Entities | RJRT, Issuer (LB)
Assets
Intangible assets	2,935
Property, plant and equipment	763
Investments in subsidiaries	21,368
Deferred tax assets	521
Trade and other receivables	5
Total non-current assets	25,592
Inventories	711
Trade and other receivables	1,102
Total current assets other than non-current assets classified as held for sale	1,813
Total current assets	1,813
Total assets	27,405
Equity – capital and reserves
Share capital	14,948
Other reserves	(46)
Retained earnings	8,420
Owners of the parent	23,322
Total equity	23,322
Liabilities
Borrowings	126
Retirement benefit liabilities	853
Other provisions for liabilities	1
Trade and other payables	15
Total non-current liabilities	995
Borrowings	98
Income tax payable	8
Other provisions for liabilities	20
Trade and other payables	2,962
Total current liabilities	3,088
Total equity and liabilities	27,405
Reportable Legal Entities | RJRT, Issuer (LB) | Restatement Adjustments
Assets
Intangible assets		2,780
Property, plant and equipment		677
Investments in subsidiaries		17,217
Deferred tax assets		320
Trade and other receivables		23
Total non-current assets		21,017
Inventories		721
Cash and cash equivalents		2
Total current assets other than non-current assets classified as held for sale		723
Total current assets		723
Total assets		21,740
Equity – capital and reserves
Share capital		14,070
Other reserves		(25)
Retained earnings		5,128
Owners of the parent		19,173
Total equity		19,173
Liabilities
Borrowings		186
Retirement benefit liabilities		926
Other provisions for liabilities		1
Trade and other payables		18
Total non-current liabilities		1,131
Borrowings		40
Income tax payable		23
Other provisions for liabilities		4
Trade and other payables		1,369
Total current liabilities		1,436
Total equity and liabilities		21,740
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Assets
Property, plant and equipment	1
Investments in subsidiaries	30,625
Deferred tax assets	17
Trade and other receivables	464
Total non-current assets	31,107
Trade and other receivables	820
Total current assets other than non-current assets classified as held for sale	820
Total current assets	820
Total assets	31,927
Equity – capital and reserves
Share capital	14,348
Other reserves	(44)
Retained earnings	6,853
Owners of the parent	21,157
Total equity	21,157
Liabilities
Borrowings	8,140
Retirement benefit liabilities	53
Trade and other payables	89
Total non-current liabilities	8,282
Borrowings	1,573
Income tax payable	133
Trade and other payables	782
Total current liabilities	2,488
Total equity and liabilities	31,927
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB) | Restatement Adjustments
Assets
Property, plant and equipment		2
Investments in subsidiaries		29,165
Deferred tax assets		16
Trade and other receivables		860
Total non-current assets		30,043
Income tax receivable		339
Trade and other receivables		571
Cash and cash equivalents		2
Total current assets other than non-current assets classified as held for sale		912
Total current assets		912
Total assets		30,955
Equity – capital and reserves
Share capital		13,509
Other reserves		(24)
Retained earnings		6,276
Owners of the parent		19,761
Total equity		19,761
Liabilities
Borrowings		8,212
Retirement benefit liabilities		42
Trade and other payables		102
Total non-current liabilities		8,356
Borrowings		1,009
Trade and other payables		1,829
Total current liabilities		2,838
Total equity and liabilities		30,955
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Assets
Intangible assets	7,737
Investments in subsidiaries	19,636
Deferred tax assets	4
Trade and other receivables	32
Total non-current assets	27,409
Trade and other receivables	59
Total current assets other than non-current assets classified as held for sale	59
Total current assets	59
Total assets	27,468
Equity – capital and reserves
Share capital	22,586
Other reserves	(46)
Retained earnings	4,888
Owners of the parent	27,428
Total equity	27,428
Liabilities
Retirement benefit liabilities	18
Total non-current liabilities	18
Trade and other payables	22
Total current liabilities	22
Total equity and liabilities	27,468
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB) | Restatement Adjustments
Assets
Intangible assets		7,284
Investments in subsidiaries		18,972
Deferred tax assets		4
Trade and other receivables		42
Total non-current assets		26,302
Trade and other receivables		9
Total current assets other than non-current assets classified as held for sale		9
Total current assets		9
Total assets		26,311
Equity – capital and reserves
Share capital		21,260
Other reserves		(24)
Retained earnings		5,055
Owners of the parent		26,291
Total equity		26,291
Liabilities
Retirement benefit liabilities		20
Total non-current liabilities		20
Total equity and liabilities		26,311
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Assets
Intangible assets	113,342
Property, plant and equipment	4,402
Investments in associates and joint ventures	1,737
Retirement benefit assets	1,147
Deferred tax assets	(198)
Trade and other receivables	762
Investments held at fair value	39
Derivative financial instruments	556
Total non-current assets	121,787
Inventories	5,319
Income tax receivable	74
Trade and other receivables	4,431
Investments held at fair value	178
Derivative financial instruments	179
Cash and cash equivalents	2,602
Total current assets other than non-current assets classified as held for sale	12,783
Assets classified as held-for-sale	5
Total current assets	12,788
Total assets	134,575
Equity – capital and reserves
Share capital	1,921
Share premium, capital redemption and merger reserves	28,755
Other reserves	(335)
Retained earnings	36,974
Owners of the parent	67,315
Non-controlling interests	244
Total equity	67,559
Liabilities
Borrowings	35,018
Retirement benefit liabilities	741
Deferred tax liabilities	17,776
Other provisions for liabilities	330
Trade and other payables	1,529
Derivative financial instruments	214
Total non-current liabilities	55,608
Borrowings	3,497
Income tax payable	712
Other provisions for liabilities	298
Trade and other payables	6,599
Derivative financial instruments	302
Total current liabilities	11,408
Total equity and liabilities	134,575
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Assets
Intangible assets	124,013
Property, plant and equipment	5,165
Investments in associates and joint ventures	1,737
Retirement benefit assets	1,132
Deferred tax assets	253
Trade and other receivables	(38,343)
Investments held at fair value	39
Derivative financial instruments	(7)
Total non-current assets	93,989
Inventories	6,029
Income tax receivable	74
Trade and other receivables	(13,626)
Investments held at fair value	178
Derivative financial instruments	(215)
Cash and cash equivalents	2,537
Total current assets other than non-current assets classified as held for sale	(5,023)
Assets classified as held-for-sale	5
Total current assets	(5,018)
Total assets	88,971
Equity – capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	33,562
Other reserves	(333)
Retained earnings	38,557
Owners of the parent	72,400
Non-controlling interests	244
Total equity	72,644
Liabilities
Borrowings	(1,422)
Retirement benefit liabilities	1,612
Deferred tax liabilities	17,742
Other provisions for liabilities	331
Trade and other payables	962
Derivative financial instruments	(3)
Total non-current liabilities	19,222
Borrowings	(12,519)
Income tax payable	718
Other provisions for liabilities	318
Trade and other payables	8,677
Derivative financial instruments	(89)
Total current liabilities	(2,895)
Total equity and liabilities	88,971
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Restatement Adjustments
Assets
Intangible assets		107,722
Property, plant and equipment		4,203
Investments in associates and joint ventures		1,577
Retirement benefit assets		1,123
Deferred tax assets		(7)
Trade and other receivables		826
Investments held at fair value		42
Derivative financial instruments		590
Total non-current assets		116,076
Inventories		5,144
Income tax receivable		121
Trade and other receivables		5,725
Investments held at fair value		65
Derivative financial instruments		228
Cash and cash equivalents		3,287
Total current assets other than non-current assets classified as held for sale		14,570
Assets classified as held-for-sale		5
Total current assets		14,575
Total assets		130,651
Equity – capital and reserves
Share capital		1,297
Share premium, capital redemption and merger reserves		26,602
Other reserves		(3,392)
Retained earnings		37,434
Owners of the parent		61,941
Non-controlling interests		222
Total equity		62,163
Liabilities
Borrowings		35,629
Retirement benefit liabilities		833
Deferred tax liabilities		17,129
Other provisions for liabilities		353
Trade and other payables		1,933
Derivative financial instruments		79
Total non-current liabilities		55,956
Borrowings		4,374
Income tax payable		697
Other provisions for liabilities		395
Trade and other payables		6,911
Derivative financial instruments		155
Total current liabilities		12,532
Total equity and liabilities		130,651
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Restatement Adjustments | Registered BATCAP bonds
Assets
Intangible assets		117,785
Property, plant and equipment		4,880
Investments in associates and joint ventures		1,577
Retirement benefit assets		1,071
Deferred tax assets		268
Trade and other receivables		(27,699)
Investments held at fair value		42
Derivative financial instruments		(4)
Total non-current assets		97,920
Inventories		5,864
Income tax receivable		121
Trade and other receivables		(25,490)
Investments held at fair value		65
Derivative financial instruments		(111)
Cash and cash equivalents		2,417
Total current assets other than non-current assets classified as held for sale		(17,134)
Assets classified as held-for-sale		5
Total current assets		(17,129)
Total assets		80,791
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves		22,943
Other reserves		(3,427)
Retained earnings		46,032
Owners of the parent		66,162
Non-controlling interests		222
Total equity		66,384
Liabilities
Borrowings		(1,364)
Retirement benefit liabilities		1,779
Deferred tax liabilities		17,078
Other provisions for liabilities		354
Trade and other payables		952
Derivative financial instruments		(11)
Total non-current liabilities		18,788
Borrowings		(11,408)
Income tax payable		711
Other provisions for liabilities		398
Trade and other payables		6,049
Derivative financial instruments		(131)
Total current liabilities		(4,381)
Total equity and liabilities		80,791
Reportable Legal Entities | BATCAP, Issuer | Registered BATCAP bonds
Assets
Deferred tax assets	74
Trade and other receivables	15,707
Total non-current assets	15,781
Trade and other receivables	2,567
Cash and cash equivalents	9
Total current assets other than non-current assets classified as held for sale	2,576
Total current assets	2,576
Total assets	18,357
Equity – capital and reserves
Share premium, capital redemption and merger reserves	30
Other reserves	(195)
Retained earnings	105
Owners of the parent	(60)
Total equity	(60)
Liabilities
Borrowings	15,599
Derivative financial instruments	145
Total non-current liabilities	15,744
Borrowings	2,637
Income tax payable	2
Trade and other payables	25
Derivative financial instruments	9
Total current liabilities	2,673
Total equity and liabilities	18,357
Reportable Legal Entities | BATCAP, Issuer | Restatement Adjustments | Registered BATCAP bonds
Assets
Deferred tax assets		49
Trade and other receivables		14,787
Derivative financial instruments		68
Total non-current assets		14,904
Trade and other receivables		56
Cash and cash equivalents		122
Total current assets other than non-current assets classified as held for sale		178
Total current assets		178
Total assets		15,082
Equity – capital and reserves
Share premium, capital redemption and merger reserves		258
Other reserves		(129)
Retained earnings		(52)
Owners of the parent		77
Total equity		77
Liabilities
Borrowings		14,783
Total non-current liabilities		14,783
Borrowings		160
Income tax payable		2
Trade and other payables		54
Derivative financial instruments		6
Total current liabilities		222
Total equity and liabilities		15,082
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Assets
Investments in subsidiaries	718
Trade and other receivables	21,911
Derivative financial instruments	708
Total non-current assets	23,337
Trade and other receivables	19,576
Derivative financial instruments	405
Cash and cash equivalents	56
Total current assets other than non-current assets classified as held for sale	20,037
Total current assets	20,037
Total assets	43,374
Equity – capital and reserves
Share capital	231
Other reserves	(1,091)
Retained earnings	2,841
Owners of the parent	1,981
Total equity	1,981
Liabilities
Borrowings	18,450
Deferred tax liabilities	30
Trade and other payables	4
Derivative financial instruments	217
Total non-current liabilities	18,701
Borrowings	22,293
Trade and other payables	30
Derivative financial instruments	369
Total current liabilities	22,692
Total equity and liabilities	43,374
Reportable Legal Entities | BATIF | Restatement Adjustments | Registered BATCAP bonds
Assets
Investments in subsidiaries		718
Trade and other receivables		12,333
Derivative financial instruments		594
Total non-current assets		13,645
Trade and other receivables		30,789
Derivative financial instruments		339
Cash and cash equivalents		750
Total current assets other than non-current assets classified as held for sale		31,878
Total current assets		31,878
Total assets		45,523
Equity – capital and reserves
Share capital		231
Other reserves		(1,106)
Retained earnings		2,741
Owners of the parent		1,866
Total equity		1,866
Liabilities
Borrowings		19,873
Deferred tax liabilities		38
Trade and other payables		4
Derivative financial instruments		158
Total non-current liabilities		20,073
Borrowings		23,290
Trade and other payables		8
Derivative financial instruments		286
Total current liabilities		23,584
Total equity and liabilities		45,523
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Assets
Investments in subsidiaries	3,732
Retirement benefit assets	15
Total non-current assets	3,747
Trade and other receivables	15
Total current assets other than non-current assets classified as held for sale	15
Total current assets	15
Total assets	3,762
Equity – capital and reserves
Share capital	91
Share premium, capital redemption and merger reserves	3,401
Other reserves	363
Retained earnings	(100)
Owners of the parent	3,755
Total equity	3,755
Liabilities
Deferred tax liabilities	4
Total non-current liabilities	4
Borrowings	1
Trade and other payables	2
Total current liabilities	3
Total equity and liabilities	3,762
Reportable Legal Entities | BATHTN | Restatement Adjustments | Registered BATCAP bonds
Assets
Investments in subsidiaries		3,687
Retirement benefit assets		52
Total non-current assets		3,739
Trade and other receivables		24
Total current assets other than non-current assets classified as held for sale		24
Total current assets		24
Total assets		3,763
Equity – capital and reserves
Share capital		91
Share premium, capital redemption and merger reserves		3,401
Other reserves		322
Retained earnings		(75)
Owners of the parent		3,739
Total equity		3,739
Liabilities
Deferred tax liabilities		13
Total non-current liabilities		13
Borrowings		1
Income tax payable		7
Other provisions for liabilities		1
Trade and other payables		2
Total current liabilities		11
Total equity and liabilities		3,763
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Registered BATCAP bonds
Assets
Property, plant and equipment	1
Investments in subsidiaries	30,625
Deferred tax assets	17
Trade and other receivables	464
Total non-current assets	31,107
Trade and other receivables	820
Total current assets other than non-current assets classified as held for sale	820
Total current assets	820
Total assets	31,927
Equity – capital and reserves
Share capital	14,348
Other reserves	(44)
Retained earnings	6,853
Owners of the parent	21,157
Total equity	21,157
Liabilities
Borrowings	8,140
Retirement benefit liabilities	53
Trade and other payables	89
Total non-current liabilities	8,282
Borrowings	1,573
Income tax payable	133
Trade and other payables	782
Total current liabilities	2,488
Total equity and liabilities	31,927
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Restatement Adjustments | Registered BATCAP bonds
Assets
Property, plant and equipment		2
Investments in subsidiaries		29,165
Deferred tax assets		16
Trade and other receivables		860
Total non-current assets		30,043
Income tax receivable		339
Trade and other receivables		569
Cash and cash equivalents		2
Total current assets other than non-current assets classified as held for sale		910
Total current assets		910
Total assets		30,953
Equity – capital and reserves
Share capital		13,509
Other reserves		(25)
Retained earnings		6,275
Owners of the parent		19,759
Total equity		19,759
Liabilities
Borrowings		8,212
Retirement benefit liabilities		42
Trade and other payables		102
Total non-current liabilities		8,356
Borrowings		1,009
Trade and other payables		1,829
Total current liabilities		2,838
Total equity and liabilities		30,953
Eliminations
Assets
Intangible assets	(1)
Investments in subsidiaries	(104,172)
Trade and other receivables	(578)
Total non-current assets	(104,751)
Inventories	(1)
Trade and other receivables	(10,130)
Cash and cash equivalents	(6)
Total current assets other than non-current assets classified as held for sale	(10,137)
Total current assets	(10,137)
Total assets	(114,888)
Equity – capital and reserves
Share capital	(53,803)
Share premium, capital redemption and merger reserves	(25,003)
Other reserves	(66)
Retained earnings	(29,869)
Owners of the parent	(108,741)
Total equity	(108,741)
Liabilities
Borrowings	(1,571)
Other provisions for liabilities	(1)
Trade and other payables	(586)
Total non-current liabilities	(2,158)
Borrowings	(3,005)
Trade and other payables	(982)
Derivative financial instruments	(2)
Total current liabilities	(3,989)
Total equity and liabilities	(114,888)
Eliminations | Registered BATCAP bonds
Assets
Investments in subsidiaries	(67,618)
Trade and other receivables	946
Derivative financial instruments	(145)
Total non-current assets	(66,817)
Trade and other receivables	(13,070)
Derivative financial instruments	(11)
Cash and cash equivalents	(6)
Total current assets other than non-current assets classified as held for sale	(13,087)
Total current assets	(13,087)
Total assets	(79,904)
Equity – capital and reserves
Share capital	(15,284)
Share premium, capital redemption and merger reserves	(33,241)
Other reserves	763
Retained earnings	(20,990)
Owners of the parent	(68,752)
Total equity	(68,752)
Liabilities
Borrowings	946
Other provisions for liabilities	(1)
Trade and other payables	(8)
Derivative financial instruments	(145)
Total non-current liabilities	792
Borrowings	(11,822)
Trade and other payables	(133)
Derivative financial instruments	11
Total current liabilities	(11,944)
Total equity and liabilities	£ (79,904)
Eliminations | Restatement Adjustments
Assets
Intangible assets		(1)
Investments in subsidiaries		(123,609)
Trade and other receivables		(995)
Total non-current assets		(124,605)
Inventories		(1)
Trade and other receivables		(9,617)
Cash and cash equivalents		(5)
Total current assets other than non-current assets classified as held for sale		(9,623)
Total current assets		(9,623)
Total assets		(134,228)
Equity – capital and reserves
Share capital		(50,136)
Share premium, capital redemption and merger reserves		(22,939)
Other reserves		(732)
Retained earnings		(53,469)
Owners of the parent		(127,276)
Total equity		(127,276)
Liabilities
Borrowings		(1,571)
Trade and other payables		(1,003)
Total non-current liabilities		(2,574)
Borrowings		(2,058)
Trade and other payables		(2,320)
Total current liabilities		(4,378)
Total equity and liabilities		(134,228)
Eliminations | Restatement Adjustments | Registered BATCAP bonds
Assets
Investments in subsidiaries		(91,825)
Trade and other receivables		475
Derivative financial instruments		(68)
Total non-current assets		(91,418)
Trade and other receivables		(9,260)
Cash and cash equivalents		(5)
Total current assets other than non-current assets classified as held for sale		(9,265)
Total current assets		(9,265)
Total assets		(100,683)
Equity – capital and reserves
Share capital		(14,445)
Share premium, capital redemption and merger reserves		(22,939)
Other reserves		168
Retained earnings		(54,497)
Owners of the parent		(91,713)
Total equity		(91,713)
Liabilities
Borrowings		952
Trade and other payables		(8)
Derivative financial instruments		(68)
Total non-current liabilities		876
Borrowings		(9,687)
Trade and other payables		(153)
Derivative financial instruments		(6)
Total current liabilities		(9,846)
Total equity and liabilities		£ (100,683)